LONG-TERM INVESTMENTS, NET - Available-for-sale debt investments (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS, NET
Cost or Amortized cost	¥ 5,555,020
Gross unrealized losses	(292,861)
Fair value	¥ 5,262,159